CONVERTIBLE PROMISSORY NOTES AND WARRANTS (Details Narrative)				1 Months Ended			3 Months Ended		9 Months Ended
	Sep. 29, 2021 $ / shares shares	May 31, 2021 USD ($) $ / shares shares	May 27, 2021 $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Jul. 31, 2021 USD ($) shares	May 31, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)
Debt Instrument [Line Items]
Sale of stock shares						29,978
Sale of Stock, Price Per Share | $ / shares		$ 2.50				$ 2.50
Proceeds from Notes Payable | $		$ 74,945
Warrants to purchase common shares				250,000			250,000		250,000
Issuance costs | $		$ 6,745				$ 6,745
Fair Value Adjustment of Warrants | $				$ 2,899,000					$ 571,807
Derivative Assets (Liabilities), at Fair Value, Net | $				$ 391,648			$ 391,648		391,648
Interest and accretion expenses | $							$ 70,221		$ 74,410
Debt instrument conversion price | $ / shares				$ 2.25			$ 2.25		$ 2.25
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Frequency of periodic payment									The Convertible Notes mature in 24 months from the initial closing date and accrue 10% of simple interest per annum on the outstanding principal amount.
Debt Instrument, Interest Rate, Stated Percentage				10.00%			10.00%		10.00%
Debt instrument conversion description									The Convertible Notes principal and accrued interest can be converted at any time at the option of the holder at a conversion price of $2.25 per share (before the modification - $2.50 per share)
Percentage of debt instrument of conversion price									0.75
Maximum [Member]
Debt Instrument [Line Items]
Debt conversion price per share | $ / shares	$ 2.50
Minimum [Member]
Debt Instrument [Line Items]
Debt conversion price per share | $ / shares	2.25
Minimum [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Equity financing gross amount | $				$ 10,000,000			$ 10,000,000		$ 10,000,000
Class A Warrants [Member]
Debt Instrument [Line Items]
Sale of stock amount | $					$ 1,100,000	$ 74,945
Warrants to purchase common shares		29,978				29,978
Percentage of debt instrument of conversion price									0.75
Debt instrument conversion price | $ / shares				$ 2.50			$ 2.50		$ 2.50
Warrants exercise price per share | $ / shares									$ 3.13
Warrants exercisable term									5 years
Percentage of warrant coverage									1
Class B Warrants [Member]
Debt Instrument [Line Items]
Warrants to purchase common shares		29,978				29,978
Warrants exercise price per share | $ / shares									$ 5.00
Warrants exercisable term									5 years
Percentage of warrant coverage									1
Class C Warrants [Member]
Debt Instrument [Line Items]
Percentage of debt instrument of conversion price									0.75
Debt instrument conversion price | $ / shares				$ 2.25			$ 2.25		$ 2.25
Warrants exercise price per share | $ / shares									$ 2.25
Warrants exercisable term									5 years
Percentage of warrant coverage									2
Unit Purchase Agreement [Member]
Debt Instrument [Line Items]
Sale of stock shares			4,000,000
Sale of Stock, Price Per Share | $ / shares			$ 2.50
Debt description			Each Unit is comprised of (i) a convertible promissory note (the “Convertible Note”) convertible into common stock of the Company at a price per share of $2.50, (ii) a warrant to purchase one share of common stock of the Company (the ‘Class A Warrant’); and (iii) a second warrant to purchase common stock of the Company (the “Class B Warrant”).
Pro rata units				469,978			469,978		469,978
Aggregate pro rata units				522,198			522,198		522,198
Unit Purchase Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Sale of Stock, Price Per Share | $ / shares	2.50
Unit Purchase Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Sale of Stock, Price Per Share | $ / shares	$ 2.25
Unit Purchase Agreement [Member] | Class A Warrants [Member]
Debt Instrument [Line Items]
Warrants to purchase common shares			29,978		440,000
Warrants exercisable term									5 years
Unit Purchase Agreement [Member] | Class B Warrants [Member]
Debt Instrument [Line Items]
Warrants to purchase common shares			29,978		440,000
Warrants exercisable term									5 years
Unit Purchase Agreement [Member] | Class C Warrants [Member]
Debt Instrument [Line Items]
Aggregate pro rata units	1,044,396
Warrants exercisable term									5 years
Unit Purchase Program [Member]
Debt Instrument [Line Items]
Sale of stock shares					440,000
Proceeds from Notes Payable | $					$ 1,100,000
Issuance costs | $					$ 99,000
Unit Purchase Program [Member] | Class A Warrants [Member]
Debt Instrument [Line Items]
Warrants to purchase common shares					440,000
Unit Purchase Program [Member] | Class B Warrants [Member]
Debt Instrument [Line Items]
Warrants to purchase common shares					440,000